Commitments and contingencies	12 Months Ended
Dec. 31, 2011
Commitments and contingencies [Abstract]
Commitments and contingencies

20. Commitments and contingencies

(a) Operating lease commitments

The Group leases space primarily inside elevators, light boxes and billboards to display the content of its customers’ advertisements, and office premises under operating lease arrangements. These operating leases do not contain provisions for contingent rentals.

Rental expenses under operating leases were allocated to the following categories of cost and expenses:

	Years Ended December 31,
	2009	2010	2011
Cost of revenues	$24,386	$33,301	$43,710
Selling and marketing expenses	—	8	247
General and administrative expenses	1,595	484	485

Total rental expenses	$25,981	$33,793	$44,442

As of December 31, 2011, future minimum rental payments under non-cancellable operating leases having initial or remaining lease terms of more than one year are as follows:

Year
2012	$11,600
2013	1,427
2014	307
2015	—
2016	—
Thereafter	—

$13,334

(b) Capital commitment

The Group has no material capital commitment as of December 31, 2011.

(c) Contingency

The Group is periodically involved in legal proceedings and has made provision for operational claims of $2,078 and $360 as of December 31, 2010 and 2011, respectively.

In December 2011, one of the Ad-Icon Shanghai’s outsourcing companies filed a civil lawsuit against Ad-Icon Shanghai for a defaulted fee of $255. The Group has not made provision for this lawsuit as the Company considered the probability for an unfavorable verdict was not probable, but only reasonably possible.